Commitments and Contingencies - Additional Information (Detail)	12 Months Ended				12 Months Ended					12 Months Ended																						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 eScreen [Member] USD ($)	Dec. 31, 2012 Accordant [Member] USD ($)	Dec. 31, 2012 Alere Healthcare [Member] USD ($)	Dec. 31, 2012 Amedica [Member] USD ($)	Dec. 31, 2012 Amedica [Member] Subsequent [Member] USD ($)	Dec. 31, 2012 Branan [Member] USD ($)	Dec. 31, 2012 Capital Toxicology [Member] USD ($)	Jun. 30, 2012 Capital Toxicology [Member] USD ($)	Mar. 31, 2012 Capital Toxicology [Member] USD ($)	Dec. 31, 2011 Capital Toxicology [Member] USD ($)	Dec. 31, 2012 DiagnosisOne [Member] USD ($)	Dec. 31, 2012 Diagnostik [Member] USD ($)	Dec. 31, 2012 Diagnostik [Member] EUR (€)	Dec. 31, 2012 MedApps [Member] USD ($)	Dec. 31, 2012 Mologic [Member] USD ($)	Dec. 31, 2012 HCC [Member] USD ($)	Dec. 31, 2012 HCC [Member] GBP (£)	Dec. 31, 2012 AdnaGen [Member] USD ($)	Dec. 31, 2012 Alere S.A. [Member] USD ($)	Dec. 31, 2012 Bioeasy [Member] USD ($)	Dec. 31, 2012 Immunalysis [Member] USD ($)	Jun. 30, 2012 Immunalysis [Member] USD ($)	Dec. 31, 2010 Immunalysis [Member] USD ($)	Aug. 16, 2010 Immunalysis [Member] USD ($)	Dec. 31, 2012 LDS [Member] USD ($)	Dec. 31, 2012 ROAR [Member] USD ($)	Dec. 31, 2012 ROAR [Member] GBP (£)	Dec. 31, 2012 Standing Stone [Member] USD ($)	Dec. 31, 2012 Privately-owned U.K. research and development operation [Member] USD ($)	Dec. 31, 2012 Wellogic [Member] USD ($)	Dec. 31, 2012 Privately-owned research and development operation [Member] USD ($)
Business Acquisition, Contingent Consideration [Line Items]
Rent expense relating to operating leases	$ 51,200,000	$ 42,300,000	$ 39,000,000
Payable contingent cash consideration remaining	8,000,000			70,000,000	6,000,000	300,000	6,900,000		2,000,000					33,000,000	1,900,000	1,400,000	21,200,000		5,700,000	3,500,000	42,000,000	6,000,000	2,500,000	1,900,000			5,000,000	7,500,000	17,100,000	10,500,000	2,800,000	125,000,000	49,800,000	57,500,000
Cash earn-out payment	418,816,000	603,722,000	513,708,000	271,390,000	1,500,000																				1,000,000	55,024,000	55,000,000				8,200,000
Remaining payments in installments					1,500,000
Maximum remaining amount of earn-out payment								8,100,000	3,000,000									14,800,000
Accrued earn-out payments											4,100,000		2,100,000				800,000	1,200,000							900,000			10,000,000				300,000
Incremental earn-out										1,500,000		2,900,000
Earn-out cash paid										5,000,000
Contingent obligation	75,620,000	48,685,000	89,708,000	23,600,000																				3,000,000		1,200,000	1,200,000
Compensation related to contractual contingent obligation earned and accrued																								1,000,000				3,500,000
Employee bonus payments																															400,000
Business acquisition maximum employee bonuses																															$ 100,000
Period of expected payment																																8 years